ACCUMULATED OTHER COMPREHENSIVE LOSS (Schedule of Changes in Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (420)	$ (742)	$ (1,385)
Other comprehensive income (loss) before reclassifications	$ (41)	281	668
Amounts reclassified from accumulated other comprehensive income (loss)		41	(25)
Other comprehensive income (loss)	$ (41)	322	643
Balance	(461)	(420)	(742)
Available-for-sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	130	78	(11)
Other comprehensive income (loss) before reclassifications	$ (165)	$ 52	119
Amounts reclassified from accumulated other comprehensive income (loss)			(30)
Other comprehensive income (loss)	$ (165)	$ 52	89
Balance	(35)	130	78
Held-to-maturity Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(550)	(820)	(1,374)
Other comprehensive income (loss) before reclassifications	$ 124	229	549
Amounts reclassified from accumulated other comprehensive income (loss)		41	5
Other comprehensive income (loss)	$ 124	270	554
Balance	$ (426)	$ (550)	$ (820)